----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:       3235-0570
                                                    Expires: September 31, 2007
                                                    Estimated average burden
                                                    hours per response:    19.4
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6894

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005

ITEM 1.     REPORT(S) TO STOCKHOLDERS.


SEMI-ANNUAL REPORTS

JUNE 30, 2005










            THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
            FOR VARIABLE ANNUITIES

            THE TRAVELERS QUALITY BOND ACCOUNT
            FOR VARIABLE ANNUITIES

            THE TRAVELERS MONEY MARKET ACCOUNT
            FOR VARIABLE ANNUITIES











The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

[TAMIC LOGO]        Travelers  Asset  Management   International   Company,  LLC
                    ("TAMIC") provides fixed income management and advisory services for the following Travelers Life & Annuity Variable
                    Products Separate Accounts ("Accounts") contained in this report: The Travelers Growth and Income Stock Account for
                    Variable  Annuities,  The Travelers Quality Bond Account for
                    Variable Annuities and The Travelers Money Market Account for Variable Annuities.

[TIMCO LOGO]        The  Travelers   Investment   Management  Company  ("TIMCO")
                    provides equity management and subadvisory  services for The
                    Travelers  Growth  and Income  Stock  Account  for  Variable
                    Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES .....................................................   1


THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ..................  17


THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ..................  32


FACTORS CONSIDERED BY THE INDEPENDENT MANAGERS IN APPROVING
THE INVESTMENT ADVISORY AND THE SUB-ADVISORY AGREEMENTS ....................  42


RESULTS FROM THE COMBINED SPECIAL MEETINGS .................................  46


BOARD OF MANAGERS AND OFFICERS .............................................  47

                       This page intentionally left blank

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2005

ASSETS:
  Investment securities, at fair value (cost $430,396,608) ........ $483,975,581
  Cash ............................................................        6,803
  Receivables:
    Dividends .....................................................      594,204
    Investment securities sold ....................................    1,565,486
    Purchase payments and transfers from other funding options ....       70,218
  Other assets ....................................................       25,238
                                                                    ------------
       Total Assets ...............................................  486,237,530
                                                                    ------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ....       99,630
    Investment management and advisory fees .......................       52,125
    Insurance charges .............................................       94,624
  Accrued liabilities .............................................        1,432
                                                                    ------------
       Total Liabilities ..........................................      247,811
                                                                    ------------
NET ASSETS: ....................................................... $485,989,719
                                                                    ============

                      See Notes to Financial Statements

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
  Dividends ....................................................................    $   4,133,950
  Interest .....................................................................           77,262
                                                                                    -------------
    Total income ...............................................................                     $   4,211,212

EXPENSES:
  Investment management and advisory fees ......................................        1,607,952
  Insurance charges ............................................................        2,924,202
                                                                                    -------------
    Total expenses .............................................................                         4,532,154
                                                                                                     -------------
       Net investment income (loss) ............................................                          (320,942)
                                                                                                     -------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
       ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ...................................       87,066,445
    Cost of investment securities sold .........................................       80,795,392
                                                                                    -------------
       Net Realized gain (loss) ................................................                         6,271,053

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2005 ....................................       53,578,973
    Unrealized gain (loss) at December 31, 2004 ................................       68,011,790
                                                                                    -------------
       Net change in unrealized gain (loss) for the period .....................                       (14,432,817)
                                                                                                     -------------
            Net realized gain (loss) and change in unrealized gain (loss) ......                        (8,161,764)
                                                                                                     -------------
  Net increase (decrease) in net assets resulting from operations ..............                     $  (8,482,706)
                                                                                                     =============

                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                 ENDED           YEAR ENDED
                                                                                                JUNE 30,         DECEMBER 31,
                                                                                                  2005              2004
                                                                                                  ----              ----
                                                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss) .....................................................          $    (320,942)    $     249,422
  Net realized gain (loss) from investment security transactions ...................              6,271,053        24,967,584
  Net change in unrealized gain (loss) on investment securities ....................            (14,432,817)       28,522,721
                                                                                              -------------     -------------
  Net increase (decrease) in net assets resulting from operations  .................             (8,482,706)       53,739,727
                                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 425,752 and 902,159 units, respectively) ........................              7,611,155        15,767,591
  Participant transfers from other funding options
    (applicable to 176,276 and 468,530 units, respectively) ........................              3,270,359         8,184,838
  Administrative charges
    (applicable to 10,205 and 22,684 units, respectively) ..........................               (189,740)         (412,112)
  Contract surrenders
    (applicable to 1,547,611 and 2,787,531 units, respectively) ....................            (29,005,867)      (49,336,289)
  Participant transfers to other funding options
    (applicable to 628,983 and 976,561 units, respectively) ........................            (11,693,192)      (17,069,498)
  Other payments to participants
    (applicable to 55,663 and 183,493 units, respectively) .........................             (1,070,666)       (3,341,401)
                                                                                              -------------     -------------
  Net increase (decrease) in net assets resulting from unit transactions ...........            (31,077,951)      (46,206,871)
                                                                                              -------------     -------------
    Net increase (decrease) in net assets ..........................................            (39,560,657)        7,532,856

NET ASSETS:
  Beginning of period ..............................................................            525,550,376       518,017,520
                                                                                              -------------     -------------
  End of period ....................................................................          $ 485,989,719     $ 525,550,376
                                                                                              =============     =============

                      See Notes to Financial Statements
                                      -3-

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


 1. SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

    The following is a summary of significant accounting policies consistently followed by Account GIS in the preparation of its financial statements.

    SECURITY VALUATION Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

    SECURITY TRANSACTIONS Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    FUTURES CONTRACTS Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account GIS"s practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

    OPTIONS Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS at June 30, 2005.

    REPURCHASE AGREEMENTS When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS"s custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS at June 30, 2005.

    FEDERAL INCOME TAXES The operations of Account GIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account GIS. Account GIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 2. INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $63,951,905 and $87,224,617, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $1,142,607 and $2,300,000, respectively, for the six months ended June 30, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

    At June 30, 2005, Account GIS held no open futures contracts.

    Net realized gains (losses) resulting from futures contracts were $158,172 and $601,653 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets.

 3. CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at annual rates which start at 0.65% and decrease, as net assets increase, to 0.40% of Account GIS"s average net assets. These fees are paid to Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup Inc. Pursuant to a subadvisory agreement between TAMIC and The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Citigroup Inc., TAMIC pays TIMCO a subadvisory fee calculated daily at annual rates which start at 0.45% and decrease, as net assets increase, to 0.20% of Account GIS"s average net assets.

    The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;
    - Mortality and Expense Risks assumed by The Company (M&E)
    - Administrative fees paid for administrative expenses (ADM)
    - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
      (GMWB)

    Below is a table displaying total M&E and rider charges with their associated products offered in this Separate Account. The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

--------------------------------------------------------------------------------------------------------------------------------
                                                            TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                                                                                              Asset-based Charges
     Total M&E and Rider Charges (1)              Dth                                               Optional Feature   Total
        (as identified in Note 4)                 Ben       Product                           M&E         GMWB         Charge
--------------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR        S        Universal Annuity (1)            1.00%                      1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR        S        Universal Select Annuity         1.25%                      1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR        S        Universal Annuity (2)            1.25%                      1.25%
                                                   S        Universal Annuity Advantage      1.25%                      1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR        SU       Universal Select Annuity         1.40%                      1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR        SU       Universal Annuity Advantage      1.40%                      1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR        S        Universal Select Annuity         1.25%         0.40%        1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR        S        Universal Annuity Advantage      1.25%         0.40%        1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR        SU       Universal Select Annuity         1.40%         0.40%        1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR        SU       Universal Annuity Advantage      1.40%         0.40%        1.80%
--------------------------------------------------------------------------------------------------------------------------------

    (1) Contracts issued prior to May 16, 1983

    (2) Contracts issued on or after May 16, 1983

    For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

    On contracts issued prior to May 16, 1983, The Company retained from Account GIS sales charges of $6,604 and $7,727 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant"s purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $97,506 and $221,650 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.

 4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

    Approximately $12,092,000 and $13,321,000 of the net assets of Account GIS were held on behalf of an affiliate of The Company as of June 30, 2005 and December 31, 2004, respectively. Transactions with this affiliate during the six months ended June 30, 2005 and the year ended December 31, 2004, were comprised of participant purchase payments of approximately $3,000 and $3,000 and contract surrenders of approximately $1,030,000 and $438,000, respectively.

 5. NET CONTRACT OWNERS" EQUITY

                                                               JUNE 30, 2005
                                                    ------------------------------------
                                                                 UNIT
                                                     UNITS       VALUE      NET ASSETS
                                                   ----------  ---------   -------------
Total M&E and Rider Charges 1.00%, 3.5% AIR         6,978,395  $  19.650   $ 137,131,516
Total M&E and Rider Charges 1.25%, 3.5% AIR        18,757,047     18.597     348,841,113
Total M&E and Rider Charges 1.40%, 3.5% AIR                19      1.063              20
Total M&E and Rider Charges 1.65%, 3.5% AIR                75      1.061              80
Total M&E and Rider Charges 1.25%, 3.0% AIR            14,667      1.069          15,679
Total M&E and Rider Charges 1.40%, 3.0% AIR               277      1.068             296
Total M&E and Rider Charges 1.65%, 3.0% AIR               953      1.066           1,015
                                                                           -------------
Net Contract Owners' Equity                                                $ 485,989,719
                                                                           =============

Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.

6. SUPPLEMENTARY INFORMATION
     (Selected data for a unit outstanding throughout each period.)

                                                                    SIX
                                                                   MONTHS
Total M&E and Rider Charges 1.00%, 3.5% AIR                         ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                                   JUNE 30,      (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                   --------   ----------------------------------------------------
                                                                    2005       2004       2003       2002      2001        2000
                                                                    ----       ----       ----       ----      ----        ----
SELECTED PER UNIT DATA:
   Total investment income ......................................  $  .165    $  .348    $  .264     $ .240   $  .266     $  .242
   Operating expenses ...........................................      160       .303       .256       .261      .311        .376
                                                                   -------    -------    -------    -------   -------     -------
   Net investment income (loss) .................................     .005       .045       .008      (.021)    (.045)      (.134)

   Unit value at beginning of period ............................   19.949     17.926     14.172     18.064    21.418      24.427
   Net realized and change in unrealized gains (losses) .........    (.304)     1.978      3.746     (3.871)   (3.309)     (2.875)
                                                                   -------    -------    -------    -------   -------     -------

   Unit value at end of period ..................................  $19.650    $19.949    $17.926    $14.172   $18.064     $21.418
                                                                   =======    =======    =======    =======   =======     =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ........................  $  (.30)   $  2.02    $  3.75   $  (3.89)  $ (3.35)    $ (3.01)
   Ratio of operating expenses to average net assets ............     1.65%*     1.65%      1.65%      1.64%     1.63%       1.60%
   Ratio of net investment income (loss) to average net assets ..     0.04%*     0.23%      0.06%     (0.12)    (0.24)      (0.57)
   Number of units outstanding at end of period (thousands) .....    6,978      7,413      8,139      9,088    10,329      11,413
   Portfolio turnover rate ......................................       13%        43%        68%        54%       32%         52%

                                                                    SIX
                                                                   MONTHS
Total M&E and Rider Charges 1.25%, 3.5% AIR                         ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                                   JUNE 30,      (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                   --------   ----------------------------------------------------
                                                                    2005       2004       2003       2002      2001        2000
                                                                    ----       ----       ----       ----      ----        ----
SELECTED PER UNIT DATA:
   Total investment income ......................................  $  .156    $  .330    $  .251    $  .229   $  .254     $  .232
   Operating expenses ...........................................      174       .331       .281       .287      .343        .416
                                                                   -------    -------    -------    -------   -------     -------
   Net investment income (loss) .................................    (.018)     (.001)     (.030)     (.058)    (.089)      (.184)

   Unit value at beginning of period ............................   18.903     17.028     13.496     17.245    20.498      23.436
   Net realized and change in unrealized gains (losses) .........    (.288)     1.876      3.562     (3.691)   (3.164)     (2.754)
                                                                   -------    -------    -------    -------   -------     -------

   Unit value at end of period ..................................  $18.597    $18.903    $17.028    $13.496   $17.245     $20.498
                                                                   =======    =======    =======    =======   =======     =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ........................  $  (.31)   $  1.88    $  3.53    $ (3.75)  $ (3.25)    $ (2.94)
   Ratio of operating expenses to average net assets ............     1.90%*     1.90%      1.90%      1.89%     1.88%       1.84%
   Ratio of net investment income (loss) to average net assets ..    (0.20)%*   (0.02)%    (0.19)%    (0.37)%   (0.49)%     (0.82)%
   Number of units outstanding at end of period (thousands) .....   18,757     19,978     21,853     24,100    27,559      29,879
   Portfolio turnover rate ......................................       13%         43%       68%        54%       32%         59%

 * Annualized

     (Selected data for a unit outstanding throughout each period.)

                                                              FROM JUNE 3, 2005
Total M&E and Rider Charges 1.40%, 3.5% AIR                  (INCEPTION DATE) TO
                                                                   JUNE 30,
                                                             -------------------
                                                                    2005
                                                                    ----
SELECTED PER UNIT DATA:
   Total investment income ........................................   $ .001
   Operating expenses .............................................     .001
                                                                      ------

   Net investment income (loss) ...................................     0.00

   Unit value at beginning of period ..............................    1.065
   Net realized and change in unrealized gains (losses) ...........    (.002)
                                                                      ------
   Unit value at end of period ....................................   $1.063
                                                                      ======
SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ..........................   $ (.00)
   Ratio of operating expenses to average net assets ..............     2.05%*
   Ratio of net investment income (loss) to average net assets ....    (0.68)%*
   Number of units outstanding at end of period (thousands) .......       --**
   Portfolio turnover rate ........................................       13%


                                                              FROM MARCH 15,
                                                           2005 (INCEPTION DATE)
Total M&E and Rider Charges 1.65%, 3.5% AIR                         TO
                                                                 JUNE 30,
                                                           ---------------------
                                                                   2005
                                                                   ----
SELECTED PER UNIT DATA:
   Total investment income ........................................   $ .005
   Operating expenses .............................................     .007
                                                                      ------

   Net investment income (loss) ...................................    (.002)

   Unit value at beginning of period ..............................    1.067
   Net realized and change in unrealized gains (losses) ...........    (.004)
                                                                      ------

   Unit value at end of period ....................................   $1.061
                                                                      ======
SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ..........................   $ (.01)
   Ratio of operating expenses to average net assets ..............     2.30%*
   Ratio of net investment income (loss) to average net assets ....    (0.77)%*
   Number of units outstanding at end of period (thousands) .......       --**
   Portfolio turnover rate ........................................       13%

 * Annualized
** Unit Balance rounds to less than 1,000 units.

     (Selected data for a unit outstanding throughout each period.)


                                                                                       FROM DECEMBER 10, 2004
                                                                   SIX MONTHS           (INCEPTION DATE) TO
Total M&E and Rider Charges 1.25%, 3.0% AIR                          ENDED                  DECEMBER 31,
                                                                    JUNE 30,      (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                   -----------    --------------------------------------------
                                                                      2005                     2004
                                                                      ----                     ----
SELECTED PER UNIT DATA:
   Total investment income ....................................    $      .009              $      .001
   Operating expenses .........................................           .010                     .001
                                                                   -----------              -----------

   Net investment income (loss) ...............................          (.001)                      --

   Unit value at beginning of period ..........................          1.087                    1.066
   Net realized and change in unrealized gains (losses) .......          (.017)                    .021
                                                                   -----------              -----------

   Unit value at end of period ................................    $     1.069              $     1.087
                                                                   ===========              ===========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ......................    $     (.02)              $      .02
   Ratio of operating expenses to average net assets ..........          1.90%                    1.90%
   Ratio of net investment income (loss) to  average net assets         (0.20)%*                  0.49%
   Number of units outstanding at end of period (thousands) ...            15                      --**
   Portfolio turnover rate ....................................            13%                      43%


                                                             FROM MARCH 4, 2005
Total M&E and Rider Charges 1.40%, 3.0% AIR                 (INCEPTION DATE) TO
                                                                  JUNE 30,
                                                            -------------------
                                                                    2005
                                                                    ----
SELECTED PER UNIT DATA:
   Total investment income
                                                                   $    .005
   Operating expenses .........................................         .007
                                                                   ---------

   Net investment income (loss) ...............................        (.002)

   Unit value at beginning of period ..........................        1.094
   Net realized and change in unrealized gains (losses) .......        (.024)
                                                                   ---------

   Unit value at end of period ................................    $   1.068
                                                                   =========


SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ......................    $   (.03)
   Ratio of operating expenses to average net assets ..........        2.05%*
   Ratio of net investment income (loss) to average net assets        (0.49)%*
   Number of units outstanding at end of period (thousands) ...          --**
   Portfolio turnover rate ....................................         13%

 * Annualized
** Unit Balance rounds to less than 1,000 units.

     (Selected data for a unit outstanding throughout each period.)

                                                             FROM FEBUARY 24,
                                                           2005 (INCEPTION DATE)
Total M&E and Rider Charges 1.65%, 3.0% AIR                         TO
                                                                  JUNE 30,
                                                           ---------------------
                                                                   2005
                                                                   ----
SELECTED PER UNIT DATA:
   Total investment income ....................................    $    .006
   Operating expenses .........................................         .008
                                                                   ---------

   Net investment income (loss) ...............................        (.002)

   Unit value at beginning of period ..........................        1.072
   Net realized and change in unrealized gains (losses) .......        (.004)
                                                                   ---------

   Unit value at end of period ................................    $   1.066
                                                                   =========


SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ......................    $    (.01)
   Ratio of operating expenses to average net assets ..........         2.30%*
   Ratio of net investment income (loss) to average net assets         (0.59)%*
   Number of units outstanding at end of period (thousands) ...            1
   Portfolio turnover rate ....................................           13%

* Annualized


7.  SUBSEQUENT EVENTS

    On June 24, 2005, Citigroup Inc. ("Citigroup") announced that it had signed a definitive agreement, effective July 1, 2005, under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. ("Legg Mason"). As part of this transaction, Account GIS's subadviser, TIMCO, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later in 2005.

    On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. ("Citigroup") including The Company, The Travelers Life and Annuity Company, a wholly owned subsidiary of The Company and certain other domestic insurance companies of Citigroup and substantially all of the Citigroup"s international businesses for $11.8 billion.

    TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                         SUMMARY OF HOLDINGS (UNAUDITED)
                                  JUNE 30, 2005

                                                                      % of net
                                                                       assets
                                                                    ------------
COMMON STOCK
Technology                                                                 14.8
Banking                                                                     8.1
Pharmaceuticals                                                             7.6
Insurance                                                                   6.2
Retail                                                                      5.9
Integrated Energy                                                           5.5
Conglomerates                                                               5.3
Consumer                                                                    4.7
Telecommunications                                                          3.9
Brokerage                                                                   3.3
Healthcare                                                                  2.7
Food                                                                        2.6
Medical Supplies                                                            2.1
Finance                                                                     2.0
Multimedia                                                                  2.0
Oil Companies                                                               1.9
Beverage                                                                    1.8
Electric Utilities                                                          1.7
Utilities                                                                   1.7
Transportation Services                                                     1.4
Tobacco                                                                     1.2
Independent Energy                                                          1.1
United States Agency Securities                                             1.1
Automotive                                                                  1.0
Capital Goods                                                               1.0
Entertainment                                                               1.0
Metals                                                                      1.0
Aerospace                                                                   0.9
Services                                                                    0.9
Chemicals                                                                   0.8
Defense                                                                     0.8
Home Construction                                                           0.7
Paper                                                                       0.7
Lodging                                                                     0.6
Media Non-Cable                                                             0.5
Machinery                                                                   0.4
Biotechnology                                                               0.3
Building Materials                                                          0.2
                                                                         ------
TOTAL COMMON STOCK                                                         99.4
                                                                         ------
SHORT-TERM INVESTMENTS
Commercial Paper                                                            0.1
United States Treasury                                                      0.1
                                                                         ------
TOTAL SHORT-TERM                                                            0.2
                                                                         ------


TOTAL INVESTMENTS                                                          99.6
                                                                         ------


OTHER ASSETS AND LIABILITIES                                                0.4
                                                                         ------


TOTAL NET ASSETS                                                          100.0
                                                                         ======

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2005

                                                   NO. OF       FAIR
                                                   SHARES       VALUE
                                                 ----------  -----------
COMMON STOCK (99.4%)
AEROSPACE (0.9%)
 Boeing Co.                                         27,258   $ 1,799,028
 General Dynamics Corp.                             24,458     2,679,129
                                                             -----------
                                                               4,478,157
                                                             -----------
AUTOMOTIVE (1.0%)
 General Motors Corp.                               25,599       870,366
 Harley-Davidson                                    13,348       662,061
 Oshkosh Truck                                      12,467       975,917
 PACCAR Inc.                                        32,842     2,232,599
                                                             -----------
                                                               4,740,943
                                                             -----------
BANKING (8.1%)
 Bank of America Corp.                             217,845     9,935,910
 Capital One Financial Corp.                        39,783     3,183,038
 Comerica, Inc.                                     29,659     1,714,290
 First Horizon National                                186         7,849
 JP Morgan Chase & Co.                             208,409     7,361,006
 KeyCorp                                            20,039       664,293
 Marshall & Ilsley Corp.                            17,134       761,606
 MBNA Corp.                                         18,974       496,360
 National City Corp.                                62,124     2,119,671
 Providian Financial Corp.                          58,360     1,028,887
 U.S. Bancorp                                       64,725     1,889,970
 Wachovia Corp.                                    101,223     5,020,661
 Washington Mutual, Inc.                            12,447       506,468
 Wells Fargo & Co.                                  77,391     4,765,738
                                                             -----------
                                                              39,455,747
                                                             -----------
BEVERAGE (1.8%)
 Coca-Cola Co.                                      76,759     3,204,688
 Coca-Cola Enterprises Inc.                         69,137     1,521,705
 PepsiCo, Inc.                                      74,247     4,004,141
                                                             -----------
                                                               8,730,534
                                                             -----------
BIOTECHNOLOGY (0.3%)
 Genetech Inc. (A)                                  18,811     1,510,147
                                                             -----------
BROKERAGE (3.3%)
 Bear Stearns Companies                             33,815     3,514,731
 Franklin Resources, Inc.                           13,361     1,028,530
 Goldman Sachs Group Inc.                           31,891     3,253,520
 Lehman Brothers Holdings Inc.                      28,138     2,793,541
 Merrill Lynch & Co. Inc.                           44,535     2,449,870
 Morgan Stanley                                     56,000     2,938,320
                                                             -----------
                                                              15,978,512
                                                             -----------
BUILDING MATERIALS (0.2%)
 Masco Corp.                                        33,585     1,066,660
                                                             -----------
CAPITAL GOODS (1.0%)
 Danaher Corp.                                      41,656   $ 2,180,275
 Deere & Co.                                        33,186     2,173,351
 Eaton Corp.                                         9,256       554,434
                                                             -----------
                                                               4,908,060
                                                             -----------
CHEMICALS (0.8%)
 Dow Chemical                                       52,840     2,352,965
 E.I. du Pont de Nemours & Co.                      19,717       848,028
 Monsanto Co.                                       11,686       734,699
                                                             -----------
                                                               3,935,692
                                                             -----------
CONGLOMERATES (5.3%)
 3M Co.                                             24,209     1,750,311
 General Electric Co.                              467,008    16,181,827
 Honeywell International, Inc.                      38,200     1,399,266
 Parker-Hannifin                                    21,634     1,341,524
 Tyco International Ltd.                            95,312     2,783,110
 United Technologies Corp.                          45,962     2,360,149
                                                             -----------
                                                              25,816,187
                                                             -----------
CONSUMER (4.7%)
 Ball Corp.                                         20,579       740,021
 Black & Decker Corp.                                3,850       345,922
 Colgate-Palmolive Co.                              15,336       765,420
 Eastman Kodak                                      43,556     1,169,479
 Energizer Holdings, Inc. (A)                       12,162       756,112
 Fortune Brands                                     25,685     2,280,828
 Gillette Co.                                       22,437     1,135,985
 Mattel, Inc.                                       58,133     1,063,834
 Miller Herman, Inc.                                31,809       981,149
 Molson Coors Brewing Co. (Class B)                 16,134     1,000,308
 NIKE, Inc. (Class B)                               37,145     3,216,757
 Pactiv Corp. (A)                                   47,910     1,033,898
 Procter & Gamble Co.                              112,982     5,959,800
 Reebok International                               27,844     1,164,715
 Sealed Air Corp. (A)                               25,501     1,269,695
                                                             -----------
                                                              22,883,923
                                                             -----------
DEFENSE (0.8%)
 Lockheed Martin Corp.                              28,336     1,838,156
 Northrop Grumman Corp.                             36,874     2,037,288
                                                             -----------
                                                               3,875,444
                                                             -----------
ELECTRIC UTILITIES (1.7%)
 American Electric Power                            60,355     2,225,289
 Edison International                               44,962     1,823,209
 FirstEnergy Corp.                                  51,330     2,469,486
 Public Service Enterprise Group                    12,828       780,199
 Southern Co.                                       26,402       915,357
                                                             -----------
                                                               8,213,540
                                                             -----------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                                   NO. OF       FAIR
                                                   SHARES       VALUE
                                                 ----------  -----------
ENTERTAINMENT (1.0%)
 The Walt Disney Co.                               140,456   $ 3,536,682
 Viacom, Inc. (Class B)                             36,799     1,178,304
                                                             -----------
                                                               4,714,986
                                                             -----------
FINANCE (2.0%)
 American Express Co.                               68,087     3,624,271
 CIT Group Holdings, Inc.                           39,646     1,703,589
 Countrywide Financial                              50,768     1,960,152
 E*Trade Financial Corp. (A)                        87,610     1,225,664
 Principal Financial Group                          28,221     1,182,460
                                                             -----------
                                                               9,696,136
                                                             -----------
FOOD (2.6%)
 Applebee's International, Inc.                     36,321       960,327
 Archer-Daniels Midland Co.                        110,826     2,369,460
 General Mills, Inc.                                35,975     1,683,270
 Hormel Foods Corp.                                 16,069       471,304
 Kellogg Co.                                         9,471       420,891
 McDonald's Corp.                                   94,164     2,613,051
 Sara Lee Corp.                                     35,337       700,026
 Smithfield Foods (A)                               69,649     1,899,328
 Starbucks Corp. (A)                                17,631       910,377
 Yum! Brands                                        12,545       653,344
                                                             -----------
                                                               2,681,378
                                                             -----------
HEALTHCARE (2.7%)
 Aetna Inc.                                         23,790     1,970,288
 Caremark Rx, Inc. (A)                              28,868     1,285,203
 Humana, Inc. (A)                                   58,249     2,314,815
 Medco Health Solutions (A)                         12,869       686,690
 UnitedHealth Group, Inc.                           99,444     5,185,010
 Wellpoint, Inc. (A)                                25,398     1,768,717
                                                             -----------
                                                               3,210,723
                                                             -----------
HOME CONSTRUCTION (0.7%)
 K.B. HOME                                          20,413     1,556,083
 Pulte Homes, Inc.                                  22,094     1,861,419
                                                             -----------
                                                               3,417,502
                                                             -----------
INDEPENDENT ENERGY (1.1%)
 Anadarko Petroleum Corp.                           13,754     1,129,891
 Burlington Resources                               39,933     2,205,899
 Devon Energy Corp.                                 14,922       756,247
 Kerr-McGee Corp.                                   18,638     1,422,266
                                                             -----------
                                                               5,514,303
                                                             -----------
INSURANCE (6.2%)
 ACE Limited                                        13,472       604,219
 AFLAC Inc.                                         24,399     1,055,989
 Allstate Corp.                                     61,684     3,685,619
 Ambac Financial Group                              26,313     1,835,595
 American International Group, Inc.                123,846     7,195,453
 Aon Corp.                                          13,909       348,281
 Chubb Corp.                                        29,384   $ 2,515,564
 CIGNA Corp.                                        17,547     1,878,055
 Hartford Financial Services Group, Inc.             9,727       727,385
 Jefferson-Pilot Corp.                               6,647       335,142
 Lincoln National Corp.                              8,875       416,415
 Marsh & McLennan Cos., Inc.                        23,789       658,955
 MGIC Investment Corp.                              16,896     1,101,957
 Prudential Financial, Inc.                         77,160     5,066,326
 The Progressive Corp.                              25,934     2,562,539
                                                             -----------
                                                              29,987,494
                                                             -----------
INTEGRATED ENERGY (5.5%)
 Chevron Corp.                                      90,070     5,036,714
 ConocoPhillips                                     63,788     3,667,172
 Exxon Mobil Corp.                                 288,311    16,569,233
 Marathon Oil                                       29,648     1,582,314
                                                             -----------
                                                              26,855,433
                                                             -----------
LODGING (0.6%)
 Marriott International (Class A)                   34,251     2,336,603
 Starwood Hotels & Resorts                           8,064       472,308
                                                             -----------
                                                               2,808,911
                                                             -----------
MACHINERY (0.4%)
 Ingersoll-Rand Co. (Class A)                       27,799     1,983,459
                                                             -----------
MEDIA NON-CABLE (0.5%)
 News Corp. Limited                                 81,150     1,313,007
 Pixar, Inc. (A)                                    20,666     1,033,817
                                                             -----------
                                                               2,346,824
                                                             -----------
MEDICAL SUPPLIES (2.1%)
 Abbott Laboratories                                69,849     3,423,299
 Becton, Dickinson and Company                      11,209       588,136
 Boston Scientific (A)                              37,973     1,025,271
 Cardinal Health                                     7,728       444,978
 Hospira, Inc. (A)                                   4,008       156,312
 Medtronic, Inc.                                    54,538     2,824,523
 Zimmer Holdings, Inc. (A)                          23,544     1,793,346
                                                             -----------
                                                              10,255,865
                                                             -----------
METALS (1.0%)
 Allegheny Technologies, Inc.                       47,933     1,057,402
 Newmont Mining Corp.                               18,697       729,744
 Nucor Corp.                                        30,127     1,374,394
 Phelp's Dodge Corp.                                15,837     1,464,923
                                                             -----------
                                                               4,626,463
                                                             -----------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                                   NO. OF       FAIR
                                                   SHARES       VALUE
                                                 ----------  -----------
MULTIMEDIA (2.0%)
 Brown-Forman Corp. (Class B)                       11,818   $   714,516
 Comcast Corp. (Class A)                            96,863     2,971,273
 Gannett Co., Inc.                                  21,483     1,528,086
 Time Warner Inc. (A)                              276,749     4,624,476
                                                             -----------
                                                               9,838,351
                                                             -----------
OIL COMPANIES (1.9%)
 Baker Hughes Inc.                                  22,355     1,143,682
 Halliburton Co.                                    18,874       902,555
 Occidental Petroleum Corp.                         17,923     1,378,816
 Schlumberger Ltd.                                  31,058     2,358,545
 Sunoco Inc.                                         7,409       842,255
 Transocean, Inc.                                   20,423     1,102,229
 Valero Energy Corp.                                17,544     1,387,906
                                                             -----------
                                                               9,115,988
                                                             -----------
PAPER (0.7%)
 Georgia-Pacific Corp.                              16,897       537,325
 International Paper                                22,754       687,398
 Kimberly Clark Corp.                               22,967     1,437,505
 Weyerhaeuser Co.                                    9,523       606,139
                                                             -----------
                                                               3,268,367
                                                             -----------
PHARMACEUTICALS (7.6%)
 AmerisourceBergen Corp.                            16,014     1,107,368
 Amgen, Inc.                                        59,304     3,585,223
 Biogen Idec Inc. (A)                               29,934     1,029,730
 Bristol-Myers Squibb                               86,001     2,148,305
 Eli Lilly & Co.                                    40,675     2,266,004
 Gilead Sciences (A)                                47,504     2,089,938
 IVAX Corp.                                         46,376       997,084
 Johnson & Johnson                                 132,817     8,633,105
 Merck & Co., Inc.                                  98,412     3,031,090
 Pfizer Inc.                                       332,612     9,173,439
 Schering-Plough Corp.                              65,364     1,245,838
 Wyeth                                              42,310     1,882,795
                                                             -----------
                                                              37,189,919
                                                             -----------
RETAIL (5.9%)
 Autozone, Inc. (A)                                  5,494       507,975
 Borders Group                                      44,240     1,119,714
 Costco Wholesale Corp.                             20,855       932,948
 CVS Corp.                                          62,052     1,803,852
 Federated Department Stores, Inc.                  11,956       876,136
 GameStop Corp. (Class A) (A)                       14,716       440,008
 Home Depot, Inc.                                   97,600     3,796,640
 Jones Apparel Group, Inc.                           6,734       209,023
 Limited Brands                                     44,761       958,781
 Lowe's Cos.                                        18,268   $ 1,063,563
 Nordstrom, Inc.                                    22,138     1,504,720
 Office Depot, Inc. (A)                             55,294     1,262,915
 Staples Inc.                                       34,030       724,658
 Supervalu, Inc.                                    36,506     1,190,461
 Target Corp.                                       12,926       703,304
 Toys R Us, Inc. (A)                                68,354     1,810,014
 Walgreen Co.                                       53,026     2,438,666
 Wal-Mart Stores, Inc.                             151,010     7,278,682
                                                             -----------
                                                              28,622,060
                                                             -----------
SERVICES (0.9%)
 Cendant Corp.                                      49,788     1,113,758
 eBay Inc. (A)                                      39,708     1,311,754
 Yahoo! Inc. (A)                                    59,689     2,067,925
                                                             -----------
                                                               4,493,437
                                                             -----------
TECHNOLOGY (14.8%)
 Adobe Systems                                      63,363     1,810,281
 Advanced Micro Devices (A)                         81,002     1,404,575
 Analog Devices, Inc.                               17,304       645,612
 Apple Computer (A)                                 49,254     1,811,316
 Autodesk, Inc.                                     64,257     2,208,192
 Cisco Systems, Inc. (A)                           304,197     5,808,642
 Comverse Technology Inc. (A)                       78,946     1,865,099
 Corning Inc.                                       90,691     1,507,284
 Dell Inc. (A)                                     112,593     4,441,231
 EMC Corp. (A)                                     111,492     1,528,555
 Fiserv Inc. (A)                                    11,777       505,292
 Hewlett Packard Co.                               137,035     3,221,693
 Intel Corp.                                       290,880     7,570,152
 International Business Machine                     80,687     5,986,975
 Jabil Circuit (A)                                  44,049     1,353,626
 KLA-Tencor Corp.                                    9,143       399,412
 Lexmark International (Class A) (A)                 5,825       377,635
 Maxim Intergrated Products                         14,330       547,191
 Micron Technology, Inc.                            96,377       984,009
 Microsoft Corp.                                   426,737    10,593,746
 Motorola, Inc.                                    199,409     3,641,208
 NCR Corp. (A)                                      49,793     1,748,730
 Oracle Corp. (A)                                  224,611     2,965,988
 Scientific-Atlanta, Inc.                           47,811     1,590,672
 Sun Microsystems, Inc. (A)                        158,542       587,398
 Sybase, Inc. (A)                                   49,877       915,243
 Texas Instruments Inc.                             90,528     2,541,121
 Thomas & Betts Corp.                               41,654     1,176,309
 VERITAS Software (A)                               52,031     1,269,817
 Waters Corp. (A)                                   27,164     1,009,686
                                                             -----------
                                                              72,016,690
                                                             -----------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                                   NO. OF       FAIR
                                                   SHARES       VALUE
                                                 ----------  ------------
TELECOMMUNICATIONS (3.9%)
 AT&T Corp.                                        143,285   $  2,728,146
 BellSouth Corp.                                    71,766      1,906,823
 Capital Receivables Corp.                         184,615      4,384,606
 CenturyTel, Inc.                                   52,301      1,811,184
 NEXTEL Communications (Class A) (A)                28,711        927,509
 Polycom, Inc. (A)                                  47,445        707,642
 QUALCOMM, Inc.                                     66,861      2,207,416
 Verizon Communications                            122,389      4,228,540
                                                             ------------
                                                               18,901,866
                                                             ------------
TOBACCO (1.2%)
 Altria Group                                       92,199      5,961,587
                                                             ------------
TRANSPORTATION SERVICES (1.4%)
 Burlington Northern Santa Fe                       37,346      1,758,250
 CSX Corp.                                          34,293      1,462,939
 United Parcel Service (Class B)                    51,324      3,549,568
                                                             ------------
                                                                6,770,757
                                                             ------------
UNITED STATES AGENCY SECURITIES (1.1%)
 Federal Home Loan Mortgage Corp.                   33,629      2,193,620
 Federal Association National Mortgage              51,346      2,998,606
                                                             ------------
                                                                5,192,226
                                                             ------------
UTILITIES (1.7%)
 AES Corp. (A)                                     122,460      2,005,895
 Constellation Energy Group                         45,192      2,607,126
 Exelon Corp.                                       54,443      2,794,559
 Kinder Morgan                                       6,118        509,018
 National Fuel Gas Co.                              11,814        341,543
                                                             ------------
                                                                8,258,141
                                                             ------------
TOTAL COMMON STOCKS
 (COST $429,743,416)                                          483,322,412
                                                PRINCIPAL
                                                AMOUNT
SHORT-TERM INVESTMENTS (0.2%)
COMMERCIAL PAPER (0.1%)
 UBS AG,
  3.44% due July 1, 2005                         $ 404,000        404,000
                                                             ------------

UNITED STATES TREASURY (0.1%)
 United States of America Treasury,
  2.89% due August 11, 2005                      $ 250,000   $    249,169
                                                             ------------


TOTAL SHORT-TERM
 INVESTMENTS (COST $653,192)                                      653,169
                                                             ------------


TOTAL INVESTMENTS (99.6%)
 (COST $430,396,608) (B)                                      483,975,581
                                                             ------------


OTHER ASSETS AND LIABILITIES (0.4%)                             2,014,138


TOTAL NET ASSETS (100.0%)                                    $485,989,719
                                                             ============
NOTES

(A)      Non-income Producing Security.

(B) At June 30, 2005 net unrealized appreciation for all securities was $53,578,973. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $92,223,194 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $38,644,221.

                       See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2005

ASSETS:
  Investment securities, at fair value (cost $92,960,086) ........  $94,012,950
  Cash ...........................................................       13,407
  Receivables:
    Interest .....................................................      860,684
    Purchase payments and transfers from other funding options ...       19,621
  Other assets ...................................................        1,409
                                                                    -----------

       Total Assets ..............................................   94,908,071
                                                                    -----------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ...        4,393
    Investment management and advisory fees ......................        5,051
    Insurance charges ............................................       18,127
  Accrued liabilities ............................................            5
                                                                    -----------

       Total Liabilities .........................................       27,576
                                                                    -----------

NET ASSETS: ......................................................  $94,880,495
                                                                    ===========

                     See Notes to Financial Statements
                                      -17-

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
  Interest .............................................................                        $  2,042,134


EXPENSES:
  Investment management and advisory fees ..............................    $    155,087
  Insurance charges ....................................................         566,169
                                                                            ------------

    Total expenses .....................................................                             721,256
                                                                                                ------------

       Net investment income (loss) ....................................                           1,320,878
                                                                                                ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
       ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ...........................      47,040,361
    Cost of investment securities sold .................................      46,314,699
                                                                            ------------

       Net Realized gain (loss) ........................................                             725,662

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2005 ............................       1,052,864
    Unrealized gain (loss) at December 31, 2004 ........................       1,600,818
                                                                            ------------

       Net change in unrealized gain (loss) for the period .............                            (547,954)
                                                                                                ------------

           Net realized gain (loss) and change in unrealized gain (loss)                             177,708
                                                                                                ------------

  Net increase (decrease) in net assets resulting from operations ......                        $  1,498,586
                                                                                                ============


                     See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                   ENDED               YEAR ENDED
                                                                                                  JUNE 30,             DECEMBER 31,
                                                                                                    2005                   2004
                                                                                                    ----                   ----
                                                                                                (UNAUDITED)
OPERATIONS:
  Net investment income (loss) .......................................................         $   1,320,878          $   3,027,366
  Net realized gain (loss) from investment security transactions .....................               725,662                689,574
  Net change in unrealized gain (loss) on investment securities ......................              (547,954)              (732,536)
                                                                                               -------------          -------------

     Net increase (decrease) in net assets resulting from operations .................             1,498,586              2,984,404
                                                                                               -------------          -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 308,352 and 662,081 units, respectively) ..........................             2,191,456              4,637,014
  Participant transfers from other funding options
    (applicable to 190,865 and 469,738 units, respectively) ..........................             1,363,162              3,286,010
  Administrative charges
    (applicable to 4,956 and 10,969 units, respectively) .............................               (35,961)               (77,235)
  Contract surrenders
    (applicable to 1,193,414 and 1,792,547 units, respectively) ......................            (8,585,152)           (12,709,265)
  Participant transfers to other funding options
    (applicable to 341,053 and 1,092,374 units, respectively) ........................            (2,431,377)            (7,636,339)
  Other payments to participants
    (applicable to 36,799 and 111,228 units, respectively) ...........................              (265,224)              (793,229)
                                                                                               -------------          -------------

  Net increase (decrease) in net assets resulting from unit transactions .............            (7,763,096)           (13,293,044)
                                                                                               -------------          -------------

    Net increase (decrease) in net assets ............................................            (6,264,510)           (10,308,640)


NET ASSETS:
  Beginning of period ................................................................           101,145,005            111,453,645
                                                                                               -------------          -------------

  End of period ......................................................................         $  94,880,495          $ 101,145,005
                                                                                               =============          =============

                     See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


 1. SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

    The following is a summary of significant accounting policies consistently followed by Account QB in the preparation of its financial statements.

    SECURITY VALUATION Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

    Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

    SECURITY TRANSACTIONS Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    FUTURES CONTRACTS Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account QB"s practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

    REPURCHASE AGREEMENTS When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB"s custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB at June 30, 2005.

    FEDERAL INCOME TAXES The operations of Account QB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account QB. Account QB is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 2. INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $16,735,329 and $31,619,586, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $16,692,277 and $15,420,775, respectively, for the six months ended June 30, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

 3. CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account QB"s average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

    The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values; - Mortality and Expense Risks assumed by The Company (M&E) - Administrative fees paid for administrative expenses (ADM) - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)

    Below is a table displaying total M&E and rider charges with their associated products offered in this Separate Account. The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

------------------------------------------------------------------------------------------------------------------------------------
                                                             TRAVELERS QUALITY BOND ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Asset-based Charges
------------------------------------------------------------------------------------------------------------------------------------
        Total M&E and Rider Charges (1)            Dth                                                   Optional Feature   Total
         (as identified in Note 4)                 Ben       Product                            M&E            GMWB         Charge
------------------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR        S         Universal Annuity (1)              1.00%                       1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR        S         Universal Select Annuity           1.25%                       1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR        S         Universal Annuity (2)              1.25%                       1.25%
                                                   S         Universal Annuity Advantage        1.25%                       1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR        SU        Universal Select Annuity           1.40%                       1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR        SU        Universal Annuity Advantage        1.40%                       1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR        S         Universal Select Annuity           1.25%          0.40%        1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR        S         Universal Annuity Advantage        1.25%          0.40%        1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR        SU        Universal Select Annuity           1.40%          0.40%        1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR        SU        Universal Annuity Advantage        1.40%          0.40%        1.80%

------------------------------------------------------------------------------------------------------------------------------------

(1) Contracts  issued prior to May 16, 1983

(2) Contracts issued on or after May 16,1983

    For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

    On contracts issued prior to May 16, 1983, The Company retained from Account QB sales charges of $1,755 and $3,280 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant"s purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $26,346 and $45,877 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.

 4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

    Approximately $101,000 and $105,000 of the net assets of Account QB were held on behalf of an affiliate of The Company as of June 30, 2005 and December 31, 2004, respectively. Transactions with this affiliate were comprised of participant purchase payments of approximately $4,000 for the year ended December 31, 2004 and contract surrenders of approximately $5,000 and $18,000, for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.

 5. NET CONTRACT OWNERS" EQUITY

    Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.

                                                              JUNE 30, 2005
                                                   ------------------------------------
                                                                 UNIT
                                                    UNITS        VALUE      NET ASSETS
                                                   ---------  ----------   ------------
Total M&E and Rider Charges 1.00%, 3.5% AIR ....   3,532,201  $    7.631   $ 26,959,429
Total M&E and Rider Charges 1.25%, 3.5% AIR ....   9,402,472       7.223     67,919,169
Total M&E and Rider Charges 1.25%, 3.0% AIR ....       1,853       1.024          1,897
                                                                           ------------

Net Contract Owners' Equity ....................                           $ 94,880,495
                                                                           ============

Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.

 6. SUPPLEMENTARY INFORMATION
     (Selected data for a unit outstanding throughout each period.)

                                                        SIX
                                                       MONTHS
Total M&E and Rider Charges 1.00%, 3.5% AIR            ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                                      JUNE 30,   (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                      --------   ---------------------------------------------
                                                        2005       2004      2003     2002     2001     2000
                                                        ----       ----      ----     ----     ----     ----
SELECTED PER UNIT DATA:
   Total investment income .........................  $ .158     $ .321    $ .345  $ .381    $ .421   $ .446
   Operating expenses ..............................    .050       .097      .093    .086      .089     .081
                                                      ------     ------    ------  ------    ------   ------
   Net investment income (loss) ....................    .108       .224      .252    .295      .332     .365
   Unit value at beginning of period ...............   7.507      7.281     6.674   6.608     6.335    6.055
   Net realized and change in
     unrealized gains (losses) .....................    .016       .002      .355   (.229)    (.059)   (.085)
                                                      ------     ------    ------  ------    ------   ------

   Unit value at end of period .....................  $7.631     $7.507    $7.281  $6.674    $6.608   $6.335
                                                      ======     ======    ======  ======    ======   ======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ...........  $  .12     $  .23    $  .61  $  .07    $  .27   $  .28
   Ratio of operating expenses to
     average net assets ............................    1.33%*     1.33%     1.33%   1.33%     1.33%    1.33%
   Ratio of net investment income
     (loss) to average net assets ..................    2.92%*     3.03%     3.58%   4.56%     4.99%    5.93%
   Number of units outstanding at end
     of period (thousands) .........................   3,532      3,717     4,207   4,684     5,194    5,491
   Portfolio turnover rate .........................      40%        98%      139%    113%      166%     105%

                                                        SIX
                                                       MONTHS
Total M&E and Rider Charges 1.25%, 3.5% AIR            ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                                      JUNE 30,   (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                      --------   ---------------------------------------------
                                                        2005       2004      2003     2002     2001     2000
                                                        ----       ----      ----     ----     ----     ----
SELECTED PER UNIT DATA:
   Total investment income .........................  $ .151     $  .304   $  .328  $  .363   $ .402   $ .427
   Operating expenses ..............................    .056        .110      .105     .097     .101     .092
                                                      ------     -------   -------  -------   ------   ------

   Net investment income (loss) ....................    .095        .194      .223     .266     .301     .335

   Unit value at beginning of period ...............   7.113       6.917     6.356    6.309    6.063    5.810
   Net realized and change in
     unrealized gains (losses) .....................    .015        .002      .338    (.219)   (.055)   (.082)
                                                      ------     -------   -------  -------   ------   ------

   Unit value at end of period .....................  $7.223     $ 7.113   $ 6.917  $ 6.356   $6.309   $6.063
                                                      ======     =======   =======  =======   ======   ======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value ...........  $  .11       $ .20     $ .56  $   .05   $  .25   $  .25
   Ratio of operating expenses to
     average net assets ............................    1.57%*      1.57%     1.57%    1.57%    1.57%    1.57%
   Ratio of net investment income
     (loss) to average net assets ..................    2.67%*      2.78%     3.33%    4.31%    4.74%    5.69%
   Number of units outstanding at end
     of period (thousands) .........................   9,402      10,296     11,682  12,733   15,116   14,045
   Portfolio turnover rate .........................      40%         98%      139%     113%     166%     105%

* Annualized

     (Selected data for a unit outstanding throughout each period.)

                                                              FROM APRIL 1, 2005
Total M&E and Rider Charges 1.25%, 3.0% AIR                  (INCEPTION DATE) TO
                                                                   JUNE 30,
                                                             -------------------
                                                                     2005
                                                                     ----
SELECTED PER UNIT DATA:
   Total investment income .......................................    $   .011
   Operating expenses ............................................         004
                                                                      --------


   Net investment income (loss) ..................................         007
   Unit value at beginning of period .............................       1.003
   Net realized and change in unrealized gains (losses) ..........         014
                                                                      --------

   Unit value at end of period ...................................    $  1.024
                                                                      ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value .........................    $    .02
   Ratio of operating expenses to average net assets .............        1.57%*
   Ratio of net investment income (loss) to average net assets ...        2.65%*
   Number of units outstanding at end of period (thousands) ......           2
   Portfolio turnover rate .......................................          40%

* Annualized

7.  SUBSEQUENT EVENTS

    On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. ("Citigroup") including The Company, The Travelers Life and Annuity Company, a wholly owned subsidiary of The Company and certain other domestic insurance companies of Citigroup and substantially all of the Citigroup"s international businesses for $11.8 billion.

    TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

    Effective July 1, 2005, Salomon Brothers Asset Management Inc. entered into a subadvisory agreement with TAMIC to provide asset management services for Account QB.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                         SUMMARY OF HOLDINGS (UNAUDITED)
                                  JUNE 30, 2005

                                                                        % of net
                                                                         assets
                                                                        --------
BONDS
 Collateralized Mortgage Obligations                                         9.0
 Banking                                                                     8.1
 Finance                                                                     6.8
 Utilities                                                                   4.2
 Real Estate                                                                 4.1
 Asset Backed Securities                                                     3.5
 United States Agency Securities                                             3.5
 Brokerage                                                                   3.2
 Conglomerates                                                               3.2
 Multimedia                                                                  2.8
 Media Cable                                                                 2.2
 Telecommunications                                                          1.6
 Electric Utilities                                                          1.4
 Natural Gas Distribution                                                    1.4
 Pharmaceuticals                                                             1.3
 Beverage                                                                    1.2
 Food                                                                        1.1
 Independent Energy                                                          1.1
 Supermarkets                                                                1.1
 Automotive                                                                  1.0
 Insurance                                                                   1.0
 Tobacco                                                                     1.0
 Technology                                                                  0.8
 Defense                                                                     0.6
 Healthcare                                                                  0.5
 Building Materials                                                          0.4
 Home Construction                                                           0.4
 Metals                                                                      0.4
 Airlines                                                                    0.3
 Machinery                                                                   0.2
 Natural Gas Pipeline                                                        0.2
 Paper                                                                       0.2
                                                                           -----
TOTAL BONDS                                                                 67.8
                                                                           -----


UNITED STATES GOVERNMENT SECURITIES
United States Government Securities                                         14.6
                                                                           -----


SHORT TERM INVESTMENTS
Commercial Paper                                                            16.7
                                                                           -----


TOTAL INVESTMENTS                                                           99.1
                                                                           -----


Other Assets and liabilities                                                 0.9
                                                                           -----


TOTAL NET ASSETS                                                           100.0
                                                                           =====

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2005

                                                                                                     PRINCIPAL              FAIR
                                                                                                       AMOUNT               VALUE
                                                                                                     ----------           ----------
BONDS (67.8%)


AIRLINES (0.3%)
 Delta Air Lines, Inc., 9.25% Debentures, 2007 (A) .......................................           $  439,660           $  255,003
                                                                                                                          ----------
ASSET BACKED SECURITIES (3.5%)
 CA Infrastructure, 3.05% Debentures, 2008 ...............................................              418,016              425,465
 Chase Funding Mortgage Loan Asset Backed Security Certificate, 4.36% Debentures, 2032 ...              500,000              514,099
 Daimler Chrysler Auto, 2.67% Debentures, 2006 ...........................................              414,191              414,525
 Discover Card Mt, 2.94% Debentures, 2008 ................................................            1,100,000            1,115,598
 Ford Credit Auto Owner Trust, 2.70% Debentures, 2006 ....................................              722,843              724,601
 Toyota Auto Recovery Owner Trust, 2.67% Debentures, 2006 ................................              153,479              153,408
                                                                                                                          ----------
                                                                                                                           3,347,696
                                                                                                                          ----------
AUTOMOTIVE (1.0%)
 Daimler Chrysler NA Holdings, 5.09% Debentures, 2012 ....................................              700,000              783,231
 Ford Motor Co., 7.66% Debentures, 2031 ..................................................              200,000              167,390
                                                                                                                          ----------
                                                                                                                             950,621
                                                                                                                          ----------
BANKING (8.1%)
 ABN AMRO Holdings ADS, 3.31% Debentures, 2007 ...........................................              920,000              921,300
 Bank of America Corp., 4.75% Debentures, 2014 ...........................................              600,000              638,660
 Capital One Bank, 4.66% Debentures, 2009 ................................................              620,000              634,058
 Capital One Bank, 5.51% Debentures, 2015 ................................................              200,000              204,997
 Credit Suisse First Boston Corp., 4.50% Debentures, 2009 ................................              500,000              494,525
 Credit Suisse First Boston Corp., 4.86% Debentures, 2011 ................................              300,000              326,764
 HSBC Bank USA, 5.91% Debentures, 2034 ...................................................              400,000              437,481
 Huntington National Bank, 4.68% Debentures, 2009 ........................................              400,000              404,853
 JP Morgan Chase & Co., 4.94% Debentures, 2015 ...........................................              200,000              207,073
 Royal Bank of Scotland Capital Trust, 4.87% Debentures, 2013 ............................              300,000              296,462
 Royal Bank of Scotland PLC, 5.05% Debentures, 2015 ......................................              400,000              414,317
 U.S. Bancorp NA MN, 2.89% Debentures, 2007 ..............................................            1,000,000              984,252
 U.S. Bancorp NA MN, 4.95% Debentures, 2014 ..............................................              200,000              205,931
 Wachovia Corp. NA, 3.53% Debentures, 2014 ...............................................              700,000              708,780
 Wachovia Corp. NA, 4.87% Debentures, 2014 ...............................................              300,000              304,069
 Washington Mutual Bank, 5.36% Debentures, 2015 ..........................................              500,000              508,833
                                                                                                                          ----------
                                                                                                                           7,692,355
                                                                                                                          ----------
BEVERAGE (1.2%)
 Pepsi Bottling Group, 4.34% Debentures, 2012 ............................................              400,000              406,642
 PepsiAmericas, Inc., 4.91% Debentures, 2015 .............................................              700,000              714,336
                                                                                                                          ----------
                                                                                                                           1,120,978
                                                                                                                          ----------
BROKERAGE (3.2%)
 Goldman Sachs Group Inc., 4.95% Debentures, 2013 ........................................            1,100,000            1,136,993
 Lehman Brothers Holdings Inc., 4.85% Debentures, 2014 ...................................              700,000              708,581
 Merrill Lynch & Co. Inc., 4.20% Debentures, 2009 ........................................              400,000              398,681
 Merrill Lynch & Co. Inc., 4.68% Debentures, 2010 ........................................              400,000              399,419
 Merrill Lynch & Co. Inc., 5.09% Debentures, 2015 ........................................              400,000              410,346
                                                                                                                          ----------
                                                                                                                           3,054,020
                                                                                                                          ----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                                                                                      PRINCIPAL             FAIR
                                                                                                        AMOUNT              VALUE
                                                                                                      ----------          ----------
BUILDING MATERIALS (0.4%)
 D.R. Horton, 5.41% Debentures, 2015 .......................................................          $  400,000          $  389,258
                                                                                                                          ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.0%)
 Bank of America Commercial Mortgage Inc. , 4.84% Debentures, 2042 .........................           1,400,000           1,423,528
 Credit Suisse First Boston Commercial Mortgage Corp., 4.85% Debentures, 2037 ..............             220,000             224,002
 JP Morgan Chase & Co. Commercial Mortgage, 4.78% Debentures, 2042 .........................           3,000,000           3,034,077
 JP Morgan Chase & Co. Commercial Mortgage, 4.88% Debentures, 2042 .........................           1,600,000           1,631,904
 JP Morgan Chase & Co. Commercial Mortgage, 5.00% Debentures, 2046 .........................             775,000             803,025
 LB UBS Commercial Mortgage Trust, 4.74% Debentures, 2031 ..................................             670,000             685,986
 Morgan Stanley Capital, 4.61% Debentures, 2056 ............................................             700,000             705,963
                                                                                                                          ----------
                                                                                                                           8,508,485
                                                                                                                          ----------
CONGLOMERATES (3.2%)
 Berskshire Hathaway, Inc., 3.33% Debentures, 2008 (B) .....................................             200,000             200,071
 Berskshire Hathaway, Inc., 4.81% Debentures, 2012 .........................................             400,000             404,238
 General Electric Co., 4.66% Debentures, 2013 ..............................................           1,300,000           1,344,370
 Tyco International Ltd., 4.28% Debentures, 2008 ...........................................           1,000,000           1,059,650
                                                                                                                          ----------
                                                                                                                           3,008,329
                                                                                                                          ----------
DEFENSE (0.6%)
 Northrop Grumman Corp., 3.41% Debentures, 2006 ............................................             600,000             598,463
                                                                                                                          ----------
ELECTRIC UTILITIES (1.4%)
 Dominion Resources Inc., 5.22% Debentures, 2033 ...........................................             400,000             410,400
 PSEG Energy Holdings, 21.80% Debentures, 2008 .............................................             450,000             480,375
 TransAlta Corp., 5.22% Debentures, 2013 ...................................................             400,000             421,312
                                                                                                                          ----------
                                                                                                                           1,312,087
                                                                                                                          ----------
FINANCE (6.8%)
 AIG SunAmerica Global Financials, 3.55% Debentures, 2008 (B) ..............................             500,000             521,594
 American General Financial Corp., 3.98% Debentures, 2009 ..................................             900,000             879,878
 Caterpillar Financial Services Corp., 4.72% Debentures, 2012 ..............................             800,000             815,864
 Countrywide Financial Corp., 4.54% Debentures, 2010 .......................................             400,000             399,944
 Countrywide Home Loan, 4.44% Debentures, 2011 .............................................             710,000             685,603
 Ford Motor Credit Co., 5.75% Debentures, 2010 .............................................             100,000              92,324
 Ford Motor Credit Co., 6.56% Debentures, 2006 .............................................           1,000,000           1,010,135
 Glencore Funding LLC, 6.70% Debentures, 2014 (B) ..........................................             300,000             288,150
 Household Financial Corp., 4.70% Debentures, 2011 .........................................           1,400,000           1,532,665
 Rabobank Capital Funding Trust III, 5.25% Debentures, 2016 (B) ............................             200,000             205,584
                                                                                                                          ----------
                                                                                                                           6,431,741
                                                                                                                          ----------
FOOD (1.1%)
 Fred Meyer Inc., 4.83% Debentures, 2008 ...................................................           1,000,000           1,076,328
                                                                                                                          ----------
HEALTHCARE (0.5%)
 Anthem Inc., 4.86% Debentures, 2012 .......................................................             400,000             451,997
                                                                                                                          ----------
HOME CONSTRUCTION (0.4%)
 Pulte Homes Inc., 5.59% Debentures, 2015 ..................................................             400,000             396,405
                                                                                                                          ----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                                                                                      PRINCIPAL             FAIR
                                                                                                        AMOUNT              VALUE
                                                                                                      ----------          ----------
INDEPENDENT ENERGY (1.1%)
 Anadarko Financial Co., 4.88% Debentures, 2011 ....................................                  $  400,000          $  444,983
 Devon Energy Corp., 5.42% Debentures, 2011 ........................................                     500,000             560,201
                                                                                                                          ----------
                                                                                                                           1,005,184
                                                                                                                          ----------
INSURANCE (1.0%)
 GE Global Insurnace, 6.18% Debentures, 2026 .......................................                     100,000             107,478
 Massmutual Global Funding, 2.58% Debentures, 2008 (B) .............................                     900,000             859,615
                                                                                                                          ----------
                                                                                                                             967,093
                                                                                                                          ----------
MACHINERY (0.2%)
 Cooper Cameron Corp. , 2.67% Debentures, 2007 .....................................                     200,000             194,118
                                                                                                                          ----------
MEDIA CABLE (2.2%)
 Comcast Cable Communications, 8.70% Debentures, 2027 ..............................                     500,000             672,410
 Cox Communications Inc., 4.98% Debentures, 2012 ...................................                     800,000             898,424
 Liberty Media Corp., 5.15% Debentures, 2006 .......................................                     484,000             487,102
                                                                                                                          ----------
                                                                                                                           2,057,936
                                                                                                                          ----------
METALS (0.4%)
 Phelps Dodge Corp., 5.31% Debentures, 2011 ........................................                     300,000             363,150
                                                                                                                          ----------
MULTIMEDIA (2.8%)
 Clear Channel Communications Inc., 4.72% Debentures, 2011 .........................                     200,000             188,265
 Time Warner Inc., 9.66% Debentures, 2007 ..........................................                   2,400,000           2,484,394
                                                                                                                          ----------
                                                                                                                           2,672,659
                                                                                                                          ----------
NATURAL GAS DISTRIBUTION (1.4%)
 Duke Capital LLC, 3.77% Debentures, 2006 ..........................................                     400,000             400,666
 Duke Energy Field Service, 5.68% Debentures, 2005 .................................                     500,000             501,979
 Southern California Gas Co., 4.38% Debentures, 2011 ...............................                     400,000             400,151
                                                                                                                          ----------
                                                                                                                           1,302,796
                                                                                                                          ----------
NATURAL GAS PIPELINE (0.2%)
 Cons Natural Gas Co., 5.04% Debentures, 2014 ......................................                     200,000             202,702
                                                                                                                          ----------
PAPER (0.2%)
 International Paper, 5.38% Debentures, 2015 .......................................                     200,000             200,965
                                                                                                                          ----------
PHARMACEUTICALS (1.3%)
 Wyeth, 5.52% Debentures, 2014 .....................................................                   1,200,000           1,266,600
                                                                                                                          ----------
REAL ESTATE (4.1%)
 Avalonbay Communties, Inc., 5.00% Debentures, 2013 ................................                     100,000             100,920
 Colonial Realty LP, 4.75% Debentures, 2010 ........................................                     200,000             198,631
 Health Retirement Properties, 6.39% Debentures, 2016 ..............................                     300,000             325,474
 iStar Financial, 6.03% Debentures, 2010 ...........................................                     440,000             458,192
 Kimco Reality, 3.41% Debentures, 2006 .............................................                     100,000             100,131
 Nationwide Health Properties Inc., 6.90% Debentures, 2037 .........................                   2,100,000           2,359,308
 Simon Property Group, Inc., 4.63% Debentures, 2010 (B) ............................                     200,000             200,330
 Simon Property Group, Inc., 5.10% Debentures, 2015 (B) ............................                     200,000             200,279
                                                                                                                          ----------
                                                                                                                           3,943,265
                                                                                                                          ----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) " CONTINUED
                                  JUNE 30, 2005

                                                                                                      PRINCIPAL            FAIR
                                                                                                        AMOUNT             VALUE
                                                                                                      -----------        ----------
SUPERMARKETS (1.1%)
 Delhaize America, Inc., 7.37% Debentures, 2031 ......................................                $   200,000        $   250,696
                                                                                                                         -----------
 Safeway Inc., 4.96% Debentures, 2011 ................................................                    700,000            757,471
                                                                                                                           1,008,167
                                                                                                                         -----------
TECHNOLOGY (0.8%)
 Computer Associates International, 4.72% Debentures, 2009 (B) .......................                    800,000            798,238
                                                                                                                         -----------
TELECOMMUNICATIONS (1.6%)
 Deutsche Telecomm International Financial, 6.10% Debentures, 2030 ...................                    200,000            271,637
 SBC Communications, Inc., 5.89% Debentures, 2034 ....................................                    400,000            451,293
 Sprint Capital Corp., 4.90% Debentures, 2008 ........................................                    720,000            759,095
                                                                                                                         -----------
                                                                                                                           1,482,025
                                                                                                                         -----------
TOBACCO (1.0%)
 Altria Group, 5.74% Debentures, 2008 ................................................                    900,000            934,405
                                                                                                                         -----------
UNITED STATES AGENCY SECURITIES (3.5%)
 Federal Association National Mortgage, 2.13% Debentures, 2006 .......................                  1,300,000          1,275,793
 Federal Association National Mortgage, 3.00% Debentures, 2007 .......................                  1,400,000          1,397,829
 Federal Home Loan Mortgage Corp., 2.90% Debentures, 2019 ............................                    700,000            696,158
                                                                                                                         -----------
                                                                                                                           3,369,780
                                                                                                                         -----------
UTILITIES (4.2%)
 Kinder Morgan , 5.14% Debentures, 2014 ..............................................                    200,000            202,658
 Pepco Holdings, 5.15% Debentures, 2007 ..............................................                  1,600,000          1,636,283
 SP Powerassets Ltd., 5.08% Debentures, 2013 .........................................                    900,000            934,340
 Xcel Energy Inc., 3.44% Debentures, 2008 (B) ........................................                  1,200,000          1,170,259
                                                                                                                         -----------
                                                                                                                           3,943,540
                                                                                                                         -----------


TOTAL BONDS
 (COST $63,204,832) ..................................................................                 64,306,389
                                                                                                                         -----------


UNITED STATES GOVERNMENT SECURITIES (14.6%)
 United States of America Treasury, 1.50% Debentures, 2005 ...........................                  6,060,000          6,118,237
 United States of America Treasury, 3.65% Debentures, 2006 ...........................                  3,000,000          2,970,354
 United States of America Treasury, 3.01% Debentures, 2007 ...........................                  2,400,000          2,356,502
 United States of America Treasury, 3.74% Debentures, 2010 ...........................                    100,000            100,602
 United States of America Treasury, 3.75% Debentures, 2010 ...........................                    100,000             99,594
 United States of America Treasury, 4.04% Debentures, 2015 ...........................                  2,200,000          2,232,828
                                                                                                                         -----------


TOTAL UNITED STATES GOVERNMENT SECURITIES
 (COST $13,925,543) ..................................................................                                    13,878,117
                                                                                                                         -----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                                                                                      PRINCIPAL            FAIR
                                                                                                        AMOUNT             VALUE
                                                                                                      -----------        ----------
SHORT TERM INVESTMENTS (16.7%)
COMMERCIAL PAPER (16.7%)
 Beethoven Funding Corp., 3.35% Debentures, 2012 (B) .............................                    $ 2,400,000        $ 2,397,367
 Credit Suisse First Boston NY, 3.30% Debentures, 2005 ...........................                      1,321,000          1,320,396
 Galleon Capital Corp., 3.43% Debentures, 2005 ...................................                      2,282,000          2,282,000
 MICA Funding LLC, 3.30% Debentures, 2005 (B) ....................................                      1,892,000          1,890,789
 Polonius Inc., 3.35% Debentures, 2005 (B) .......................................                      1,670,000          1,668,322
 Scaldis Capital LLC, 3.35% Debentures, 2005 .....................................                      2,425,000          2,422,563
 Sheffield Receivable Corp., 3.35% Debentures, 2005 ..............................                      1,450,000          1,448,543
 Tasman Funding, Inc., 3.25% Debentures, 2005 (B) ................................                      2,400,000          2,398,464
                                                                                                                         -----------

TOTAL SHORT-TERM INVESTMENTS
 (COST $15,829,711) ..............................................................                                        15,828,444
                                                                                                                         -----------


TOTAL INVESTMENTS (99.1%)
 (COST $92,960,086) (C) ..........................................................                                        94,012,950
                                                                                                                         -----------


OTHER ASSETS AND LIABILITIES (0.9%) ..............................................                                           867,545
                                                                                                                         -----------


TOTAL NET ASSETS (100.0%) ........................................................                                       $94,880,495
                                                                                                                         ===========


NOTES

   (A) Restricted Security.

   (B) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, The Travelers Quality Bond Account for Variable Annuities held 13.5% of its net assets, with a current market value of $12,799,063, in securities restricted as to resale.

   (C) At June 30, 2005 net unrealized appreciation for all securities was $1,052,864. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $1,571,120 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $518,256.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2005

ASSETS:
  Investment securities, at fair value (cost $64,501,230) ........  $64,493,332
  Cash ...........................................................        1,161
  Receivables:
    Interest .....................................................        6,386
    Purchase payments and transfers from other funding options ...      123,791
  Other assets ...................................................          437
                                                                    -----------

       Total Assets ..............................................   64,625,107
                                                                    -----------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ...       10,160
    Investment management and advisory fees ......................        3,426
    Insurance charges ............................................       13,245
                                                                    -----------

       Total Liabilities .........................................       26,831
                                                                    -----------

NET ASSETS: ......................................................  $64,598,276
                                                                    ===========

                        See Notes to Financial Statements
                                      -32-

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
  Interest .........................................................                  $ 900,050

EXPENSES:
  Investment management and advisory fees ..........................   $  106,521
  Insurance charges ................................................      411,765
                                                                       ----------

    Total expenses .................................................                    518,286
                                                                                      ---------

       Net investment income (loss) ................................                    381,764
                                                                                      ---------

  Net increase (decrease) in net assets resulting from operations ..                  $ 381,764
                                                                                      =========

                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED            YEAR ENDED
                                                                             JUNE 30,          DECEMBER 31
                                                                              2005                2004
                                                                              ----                ----
                                                                           (UNAUDITED)
OPERATIONS:
  Net investment income (loss) .........................................   $   381,764        $   (160,977)
                                                                           -----------        ------------

  Net increase (decrease) in net assets resulting from operations ......       381,764            (160,977)
                                                                           -----------        ------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,294,049 and 2,876,976 units, respectively) ........     3,486,365           7,848,289
  Participant transfers from other funding options
    (applicable to 5,309,944 and 15,177,654 units, respectively) .......    14,514,808          41,410,773
  Administrative charges
    (applicable to 16,620 and 36,552 units, respectively) ..............       (45,199)            (99,678)
  Contract surrenders
    (applicable to 2,544,195 and 7,406,612 units, respectively) ........    (6,956,171)        (20,205,133)
  Participant transfers to other funding options
    (applicable to 4,916,561 and 18,609,573 units, respectively) .......    13,442,634)        (50,776,513)
  Other payments to participants
    (applicable to 79,310 and 89,026 units, respectively) ..............      (217,817)           (244,258)
                                                                           -----------        ------------

  Net increase (decrease) in net assets resulting from unit transactions    (2,660,648)        (22,066,520)
                                                                           -----------        ------------

    Net increase (decrease) in net assets ..............................    (2,278,884)        (22,227,497)

NET ASSETS:
  Beginning of period ..................................................    66,877,160          89,104,657
                                                                           -----------        ------------

  End of period ........................................................   $64,598,276        $ 66,877,160
                                                                           ===========        ============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


 1. SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

    The following is a summary of significant accounting policies consistently followed by Account MM in the preparation of its financial statements.

    SECURITY VALUATION Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

    SECURITY TRANSACTIONS Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    REPURCHASE AGREEMENTS When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM"s custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM at June 30, 2005.

    FEDERAL INCOME TAXES The operations of Account MM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account MM. Account MM is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 2. CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account MM"s average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

    The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values; - Mortality and Expense Risks assumed by The Company (M&E) - Administrative fees paid for administrative expenses (ADM) - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)

    Below is a table displaying Total M&E and Rider Charges with their associated products offered in this Separate Account . The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

------------------------------------------------------------------------------------------------------------------------------------
                                                         TRAVELERS MONEY MARKET ACCOUNT
                                                                                             Asset-based Charges
------------------------------------------------------------------------------------------------------------------------------------
       Total M&E and Rider Charges (1)          Dth                                                   Optional Feature    Total
          (as identified in Note 4)             Ben      Product                             M&E            GMWB          Charge
------------------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR     S        Universal Annuity (1)               1.00%                        1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR     S        Universal Select Annuity            1.25%                        1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR     S        Universal Annuity (2)               1.25%                        1.25%
                                                S        Universal Annuity Advantage         1.25%                        1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR     SU       Universal Select Annuity            1.40%                        1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR     SU       Universal Annuity Advantage         1.40%                        1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR     S        Universal Select Annuity            1.25%           0.40%        1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR     S        Universal Annuity Advantage         1.25%           0.40%        1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR     SU       Universal Select Annuity            1.40%           0.40%        1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR     SU       Universal Annuity Advantage         1.40%           0.40%        1.80%

------------------------------------------------------------------------------------------------------------------------------------

    (1) Contracts issued prior to May 16, 1983

    (2) Contracts issued on or after May 16, 1983

    For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

    The  Company   assesses  a  5%  contingent   deferred   sales  charge  if  a
    participant"s purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent sales charges of $32,895 and $148,520 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.

 3. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

    Approximately $436,000 and $1,060,000 of the net assets of Account MM were held on behalf of an affiliate of The Company as of June 30, 2005 and December 31, 2004, respectively. Transactions with this affiliate during the six months ended June 30, 2005 and the year ended December 31, 2004, were comprised of participant purchase payments of approximately $69,000 and $515,000 and contract surrenders of approximately $697,000 and $638,000, respectively.

 4. NET CONTRACT OWNERS" EQUITY

                                                                    JUNE 30, 2005
                                                       --------------------------------------
                                                                       UNIT
                                                          UNITS        VALUE       NET ASSETS
                                                       ----------     --------    ------------
Total M&E and Rider Charges 1.00%, 3.5% AIR .........      21,541     $  2.899    $     62,454
Total M&E and Rider Charges 1.25%, 3.5% AIR .........  23,507,608        2.744      64,506,316
Total M&E and Rider Charges 1.25%, 3.0% AIR .........      29,301        1.007          29,506
                                                                                  ------------

Net Contract Owners' Equity .........................                             $ 64,598,276
                                                                                  ============

Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.

 5. SUPPLEMENTARY INFORMATION

     (Selected data for a unit outstanding throughout each period.)

                                                                   SIX
Total M&E and Rider Charges 1.00%, 3.5% AIR                       MONTHS
                                                                  ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                 JUNE 30,        (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                ---------   -----------------------------------------------------
                                                                   2005       2004       2003       2002        2001       2000
                                                                   ----       ----       ----       ----        ----       ----
SELECTED PER UNIT DATA:
   Total investment income ...................................  $   .039    $   .040  $    .033   $    .051   $   .120   $   .174
   Operating expenses ........................................      .019        .038       .038        .038       .037       .037
                                                                ---------   --------  ---------   ---------   --------   --------

   Net investment income (loss) ..............................      .020        .002      (.005)       .013       .083       .137

   Unit value at beginning of period .........................     2.879       2.877      2.882       2.869      2.786      2.649
                                                                ---------   --------  ---------   ---------   --------   --------

   Unit value at end of period ...............................  $  2.899    $  2.879  $   2.877   $   2.882   $  2.869   $  2.786
                                                                =========   ========  =========   =========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value .....................  $    .02    $   .00   $   (.01)   $     .01   $    .08   $    .14
   Ratio of operating expenses to average net assets .........      1.33%*     1.33%      1.33%        1.33%      1.33%      1.33%
   Ratio of net investment income (loss) to average net assets      1.41%*     0.07%     (0.16)%       0.46%      2.89%      5.09%
   Number of units outstanding at end of period (thousands) ..        22         26         39           49         60         70


                                                                   SIX
Total M&E and Rider Charges 1.25%, 3.5% AIR                       MONTHS
                                                                  ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                 JUNE 30,        (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                ---------   -----------------------------------------------------
                                                                   2005       2004       2003       2002        2001       2000
                                                                   ----       ----       ----       ----        ----       ----
SELECTED PER UNIT DATA:
   Total investment income ...................................  $   .037    $   .038  $   .032    $   .048    $   .114   $   .167
   Operating expenses ........................................      .021        .043      .043        .043        .042       .041
                                                                --------    --------  --------    --------    --------   --------

   Net investment income (loss) ..............................      .016       (.005)    (.011)       .005        .072       .126

   Unit value at beginning of period .........................     2.728       2.733     2.744       2.739       2.667      2.541
                                                                --------    --------  --------    --------    --------   --------

   Unit value at end of period ...............................  $  2.744    $  2.728  $  2.733    $  2.744    $  2.739   $  2.667
                                                                ========    ========  ========    ========    ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
   Net increase (decrease) in unit value .....................  $    .02     $  (.01) $   (.01)   $    .01    $    .07   $    .13
   Ratio of operating expenses to average net assets .........      1.57%*      1.57%     1.57%       1.57%       1.57%      1.57%
   Ratio of net investment income (loss) to average net assets      1.17%*     (0.18)%   (0.41)%      0.21%       2.64%      4.84%
   Number of units outstanding at end of period (thousands) ..    23,508      24,485    32,559      50,702      63,430     55,477

* Annualized

     (Selected data for a unit outstanding throughout each period.)

                                                                        SIX             FROM DECEMBER 28, 2004
                                                                       MONTHS           (INCEPTION DATE) TO
Total M&E and Rider Charges 1.25%, 3.0% AIR                             ENDED                DECEMBER 31,
                                                                       JUNE 30,     (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                       --------     ---------------------------------------------
                                                                         2005                    2004
                                                                         ----                    ----
SELECTED PER UNIT DATA:
   Total investment income                                              $ .014                 $    --
   Operating expenses                                                     .008                      --
                                                                        ------                 -------
   Net investment income (loss)                                           .006                      --

   Unit value at beginning of period                                     1.001                   1.001
                                                                        ------                 -------

   Unit value at end of period                                          $1.007                 $ 1.001
                                                                        ======                 =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:

   Net increase (decrease) in unit value                                $  .01                 $    --
   Ratio of operating expenses to average net assets                      1.57%*                 1.57%
   Ratio of net investment income (loss) to  average net assets           1.17%*                 0.74%
   Number of units outstanding at end of period (thousands)                 29                     --**

 * Annualized
** Unit balance rounds to less than 1,000 units.

6. SUBSEQUENT EVENTS

    On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. ("Citigroup") including The Company, The Travelers Life and Annuity Company, a wholly owned subsidiary of The Company and certain other domestic insurance companies of Citigroup and substantially all of the Citigroup"s international businesses for $11.8 billion.

    TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

    Effective July 1, 2005, Salomon Brothers Asset Management Inc. entered into a subadvisory agreement with TAMIC to provide asset management services for Account MM.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                         SUMMARY OF HOLDINGS (UNAUDITED)
                                  JUNE 30, 2005

                                                                       % OF NET
                                                                         ASSETS
                                                                       ---------
SHORT-TERM INVESTMENTS

  Commercial Paper                                                          99.8
                                                                           -----
TOTAL SHORT-TERM INVESTMENTS                                                99.8
                                                                           -----


TOTAL INVESTMENTS                                                           99.8
                                                                           -----


Other Assets and Liabilities                                                 0.2
                                                                           -----


TOTAL NET ASSETS                                                           100.0
                                                                           =====

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2005

                                                                                                   PRINCIPAL                FAIR
                                                                                                     AMOUNT                 VALUE
                                                                                                  -----------            -----------
SHORT-TERM INVESTMENTS (99.8%)
COMMERCIAL PAPER (99.8%)
 Atlantic Asset Security Corp., 3.36% due July 7, 2005 ...............................            $ 1,252,000            $ 1,251,199
 Becton Dickinson & Co., 3.29% due July 25, 2005 .....................................              3,174,000              3,166,748
 Bryant Park Funding LLC, 3.23% due July 15, 2005 ....................................              3,204,000              3,199,607
 Canadian Imperial Bank of Commerce, 3.13% due July 13, 2005 .........................              3,100,000              3,096,317
 General Electric Capital Corp., 3.09% due July 8, 2005 ..............................              3,124,000              3,121,716
 Goldman Sachs Group Inc., 3.15% due July 14, 2005 ...................................              3,100,000              3,096,035
 HSBC Finance Corp., 3.16% due July 13, 2005 .........................................              3,207,000              3,203,190
 ING U.S. Funding LLC, 3.31% due July 27, 2005 .......................................              3,176,000              3,168,165
 Merrill Lynch & Co. Inc., 3.28% due July 5, 2005 ....................................              3,167,000              3,165,553
 Morgan Stanley, 3.34% due July 26, 2005 .............................................              3,175,000              3,167,456
 Nestle Capital Corp., 3.23% due July 20, 2005 .......................................              3,179,000              3,173,189
 Park Avenue Receivables Corp., 3.15% due July 11, 2005 ..............................              3,202,000              3,198,782
 Regency Markets, LLC, 3.15% due July 7, 2005 ........................................              3,196,000              3,193,955
 Royal Bank of Scotland PLC, 3.18% due July 18, 2005 .................................              3,200,000              3,194,736
 Sheffield Resources Corp., 3.25% due July 19, 2005 ..................................              3,210,000              3,204,428
 Societe Generale North America, 3.19% due July 15, 2005 .............................              3,204,000              3,199,607
 Toronto Dominion Holdings USA, Inc., 3.09% due July 6, 2005 .........................              3,200,000              3,198,246
 Toyota Motor Credit Corp., 3.09% due July 7, 2005 ...................................              3,231,000              3,228,932
 UBS AG, 3.44% due July 1, 2005 ......................................................              3,001,000              3,001,000
 USAA Capital Corp., 3.27% due July 8, 2005 ..........................................              3,167,000              3,164,685
 Well Fargo Bank NA, 3.09% due July 12, 2005 .........................................              3,100,000              3,099,786
                                                                                                                         -----------

TOTAL INVESTMENTS (99.8%)
 (COST $64,501,230) ..................................................................                                    64,493,332
                                                                                                                         -----------

OTHER ASSETS AND LIABILITIES (0.2%) ..................................................                                       104,944
                                                                                                                         -----------

TOTAL NET ASSETS (100.0%) ............................................................                                   $64,598,276
                                                                                                                         ===========

FACTORS CONSIDERED BY THE INDEPENDENT MANAGERS IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND THE SUBADVISORY AGREEMENTS FOR THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES, THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES AND THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

Beginning at a telephonic meeting on March 17, 2005 and in person meetings on March 29 and 30, 2005, the Independent Managers for The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, and the Travelers Quality Bond Account for Variable Annuities (the "Accounts") approved the investment advisory agreements (the "Agreements") between TAMIC and the Accounts. In addition, at the in person meetings on March 29 and 30, 2005 and April 27 and 28, 2005, the Independent Managers approved the investment advisory agreements (the "Subadvisory Agreements") for The Travelers Money Market Account for Variable Annuities ("MM Account") and The Travelers Quality Bond Account for Variable Annuities ("QB Account") between TAMIC and Salomon Brothers Asset Management Inc. ("Salomon") and approved the Subadvisory Agreement for The Travelers Growth and Income Stock Account for Variable Annuities ("GIS Account") between TAMIC and TIMCO. In voting to approve the Agreements and the Subadvisory Agreements, the Independent Managers considered whether the approval of the Agreements and the Subadvisory Agreements would be in the best interests of the Accounts and their contract owners, an evaluation largely based on the nature and quality of the services provided under the Agreements and the Subadvisory Agreements and the overall fairness of the Agreements and the Subadvisory Agreements to the contract owners.

The Independent Managers did not identify any one factor, piece of information or written document as all important or controlling, and each Independent Manager attributed different weight to different factors. Prior to voting, the Independent Managers reviewed the proposed continuance of the Agreements and the Subadvisory Agreements with management and with experienced independent and fund counsel and received materials from counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and the Subadvisory Agreements. The Independent Managers also reviewed the proposed continuation of the Agreements and the Subdvisory Agreements in private sessions alone and with their independent counsel at which no representatives of management were present. Based on an evaluation of all material factors including those described below, the Independent Managers concluded that the Agreements and the Subadvisory Agreements were reasonable and fair and in the best interest of the Accounts and their contract owners.

As background, MetLife Inc. ("MetLife") and Citigroup Inc. ("Citigroup") announced an agreement for the sale of TIC and certain affiliates by Citigroup to MetLife (the "MetLife Transaction"). The MetLife Transaction included the acquisition of the TIC subsidiary TAMIC, the investment adviser to the Accounts, by MetLife. The MetLife Transaction closed on July 1, 2005. The approval of the Agreements and the TIMCO Subadvisory Agreement was necessary under the 1940 Act, because the change in control of TAMIC resulted in the termination of TAMIC's investment advisory agreements for the Accounts and the subadvisory agreement for GIS Account on the closing of the MetLife Transaction. The approval of the Salomon Subadvisory Agreements was necessary because there were no subadvisory agreements in place for the QB and MM Accounts prior to the closing of the MetLife Transaction. The Agreements and the Subadvisory Agreements for the Accounts were approved by the Independent Managers and the Agreements were submitted to a vote of the contract owners.

The Independent Managers met in executive session and considered: (a) the nature, extent and quality of the services to be provided by TAMIC, TIMCO, and Salomon under the Agreements and the Subadvisory Agreements;(b) the investment performance of each Account, TAMIC, TIMCO, and Salomon for the Accounts; (c) the cost of services to be provided and the profit realized by TAMIC, TIMCO and Salomon, and their affiliates, which information was to be reviewed in depth at the July, 2005 Board meeting; (d) the extent to which TAMIC realizes economies of scale as each Account grows; and (e) whether the fee levels reflect these economies of scale for the benefit of the contract owners.

THE AGREEMENTS

As part of the process, legal counsel to the Accounts requested certain information from MetLife and in response MetLife provided certain written and oral information that addressed certain factors designed to inform the Independent Managers regarding their consideration of the Agreements. In making their determination, the Independent Managers were provided with information about MetLife and its purchase of The Travelers Insurance Company from Citigroup. At the various meetings, MetLife representatives discussed MetLife's intentions regarding the preservation and strengthening of TAMIC's business and MetLife's intentions regarding staffing changes and executive leadership changes at TAMIC. The MetLife representatives also discussed and provided certain written information on MetLife's business and products, including MetLife's advisory subsidiaries and their experience in overseeing subadvised mutual funds. The Independent Managers also discussed the plans and anticipated role and responsibilities of certain employees and officers after the closing of the MetLife Transaction.
                                      -42-

With respect to the nature, scope and quality of the services to be provided by TAMIC after the MetLife Transaction, the Board considered the experience of MetLife's advisory subsidiaries and MetLife's efforts to build and maintain a strong investment team in TAMIC. The Board also considered the level and depth of knowledge of TAMIC, including the professional experience and qualifications of its personnel as well as current staffing levels.

The Independent Managers also considered:

      o The ability of TAMIC to continue the oversight of both the investment and compliance operations of TIMCO and Salomon after the MetLife transaction,

      o The intention of MetLife to integrate The Travelers Insurance Company and its affiliates, including TAMIC, into MetLife's current businesses to create a single business operation,

      o MetLife's compliance with certain conditions set forth in Section 15(f) of the 1940 Act regarding placing unfair burdens on the Accounts,

      o Anticipated changes to back office operations to the Accounts, including the provision of administrative and transfer agency services, after the MetLife Transaction, and

      o The fact that the Agreements including the investment advisory fees would be identical to the current agreements, except for the inception date and the express authority for TAMIC to retain subadvisers.

 In addition, the Independent Managers noted that the performance of the Accounts, which the Independent Managers receive and review on a quarterly basis, had generally been satisfactory. As to the profits realized by TAMIC from its relationship with the Accounts, the Board noted that it was satisfied that TAMIC's profits were not excessive in the past, and that it was not possible to predict how the MetLife Transaction would affect such profits at this time, but would reconsider this factor at its annual review of the agreements under
Section 15(c) of the 1940 Act in July 2005. As to whether economies of scale would be realized as the Accounts grow and whether fee levels reflect any such economies of scale, the Board noted that the investment advisory fee rates for the GIS Account included breakpoints that reduced the fees payable at higher asset levels, and noted its intention to explore the possibility of instituting breakpoints for the QB and MM Accounts where they were not currently in place. Finally, the Independent Managers considered the level of service expected to be provided by TAMIC after the closing of the MetLife Transaction.

The Independent Managers considered its plans to perform the annual review of the Agreements pursuant to Section 15(c) of the 1940 Act at its regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. In light of the continuity of investment management under the Agreements, the short period between the effective date of those Agreements and the upcoming annual review, the information provided by MetLife, and MetLife's plans to conduct a search for a subadvisor for the Accounts for which Salomon would serve as subadviser, the Board considered the information provided to it sufficient for its consideration of the Agreements at this time.

Finally, in the event that the contract owners of an Account had not approved the Agreement for their Account by the closing of the MetLife Transaction, the Independent Managers approved an interim advisory agreement for that Account pursuant to Rule 15a-4 under the 1940 Act, which would take effect immediately following the closing of the MetLife Transaction. The interim advisory agreement for an Account would be in substantially the form of the proposed advisory agreement for the Account but also would include certain provisions required by Rule 15a-4. In fact, an interim advisory agreement with Salomon as the investment adviser was in effect for the MM Account from July 1, 2005 until July 18, 2005 when the Agreement for the MM Account with TAMIC as the investment adviser was approved by the contract owners. The Independent Managers considered the same factors with respect to the interim advisory agreement as they had considered regarding the Salomon Subadvisory Agreements, as discussed below.

THE SUBADVISORY AGREEMENTS

MetLife recommended and the Independent Managers approved the retention of Salomon which was an affiliate of TAMIC before the MetLife Transaction, as a subadviser for the QB and MM Accounts that had been managed directly by TAMIC without a subadviser, effective on or about the closing of the MetLife Transaction. The portfolio managers employed by Salomon were also employees of TAMIC and the then current portfolio managers of the Accounts. For these Accounts, there would be no change in the day-to-day portfolio management. The Independent Managers noted that MetLife might in the future recommend to the Independent Managers such additional changes to any Accounts, including changes to the investment objectives, policies and restrictions of the Accounts or merging one or more Accounts into other MetLife-sponsored funds, as it determines are appropriate and as permitted by applicable law.

As part of the process, legal counsel to the Accounts requested certain information from Salomon and in response Salomon provided certain written and oral information that addressed certain factors designed to inform the
Independent Managers regarding their consideration of the Subadvisory Agreements. With respect to the nature, scope and quality of the services to be provided by Salomon after the MetLife Transaction, the Board considered the experience and commitment of Salomon's personnel, which included the same portfolio managers prior the closing of the MetLife Transaction, and the nature and quality of its investment process. The Independent Managers noted that the performance of the QB and MM Accounts, which the Independent Managers review on a quarterly basis, had generally been satisfactory. In determining whether the terms of the Subadvisory Agreements are reasonable and fair the Board considered the terms and structure of the Subadvisory Agreement. The Board reviewed information about the fee schedule for the Subadvisory Agreements for the QB and MM Accounts. The Board noted that the subadvisory fees would be paid by TAMIC out of its investment advisory fees and so the cost of services to be provided by Salomon and its profitability with regard to the QB and MM Accounts along with the economies of scale in its management of the Accounts were not material factors in the Independent Trustees consideration of the QB and MM Subadvisory Agreements. The Independent Managers also noted that the overall investment advisory fee was not changing.

The Independent Managers considered its plans to perform an annual review of the Subadvisory Agreements pursuant to Section 15(c) of the 1940 Act at its regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. In light of the continuity of portfolio management under the Subadvisory Agreements, the short period between the effective date of those Agreements and the upcoming annual review, the information provided by Salomon, and MetLife's plans to conduct a search for a subadvisor for the Accounts for which Salomon would serve as subadviser, the Board considered the information provided to it sufficient for its consideration of the Subadvisory Agreements at this time.

Also, MetLife recommended and the Independent Managers reapproved the subadvisory agreement for the GIS Account between TAMIC and TIMCO. As discussed above, a change in control of TAMIC resulted in the termination of TAMIC's subadvisory agreement with TIMCO for Account GIS on the closing of the MetLife Transaction. With respect to the nature, scope and quality of the services to be provided by TIMCO after the MetLife Transaction, the Board considered that they would remain the same after the MetLife Transaction. The Independent Managers noted that the subadvisory fee, which was paid by TAMIC from its investment advisory fees, was not changing. Because the subadvisory fees were being paid out of TAMIC's advisory fees, the cost of services to be provided by TIMCO and its profitability with regard to the GIS Account, along with the economies of scale in its management of the GIS Account, were not material factors in the Independent Trustees consideration of the GIS Subadvisory Agreement. The
Independent Managers considered its plans to perform the annual review of the Subadvisory Agreements pursuant to Section 15(c) of the 1940 Act at its regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. The Board also considered that it had received quarterly performance information regarding the GIS Account. In light of the continuity of portfolio management under the Subadvisory Agreement, the performance of the GIS Account, the economies of scale at the advisory level and the short period between the effective date of those Agreements and the upcoming annual review, the Board considered the information provided to it sufficient for its consideration of the Subadvisory Agreement at this time.

OTHER BUSINESS RELATIONSHIPS

The Independent Directors considered other business relationships that MetLife and TAMIC would enter into with Citigroup, including its affiliate Salomon. In connection with the closing of the MetLife Transaction, MetLife, Citigroup and certain of their affiliates entered into a Distribution Agreement under which Citigroup-affiliated broker-dealers will continue to offer certain TIC and MetLife insurance contracts until July 1, 2015. In addition, MetLife, Citigroup and certain of their affiliates entered into an Investment Products Agreement under which certain TIC and MetLife insurance products will include certain Citigroup-sponsored funds as investment options including Salomon advised mutual funds until July 1, 2010.

CONCLUSION

Based on the deliberations of the Independent Managers and their evaluation of the information described above, the Independent Managers unanimously concluded that (a) the terms of the Agreements and the Subadvisory Agreements are fair and reasonable; (b) the fees are reasonable in light of the services TAMIC, TIMCO and Salomon provided to the Accounts and its contract owners; (d) TAMIC, TIMCO and Salomon possess the capabilities to perform the duties required of them under the Agreements and the Subadvisory Agreements; (e) the investment performance of the Accounts are satisfactory; and (f) the Agreements and the Subadvisory Agreements are approved.

RESULTS FROM THE COMBINED SPECIAL MEETINGS OF THE GIS, QB, AND MM ACCOUNTS

Combined Special Meetings of the GIS, QB and MM Accounts were held on June 23, 2005 and adjourned to June 30, 2005. The Special Meeting for the MM Account was further adjourned until July 18, 2005.

There were three proposals submitted to contract owners. Proposal 1 was the approval of the investment advisory contracts between the Accounts and TAMIC. The agreements terminated as a matter of law at the closing of the MetLife Transaction. Proposal 2 was the approval of future subadvisory agreements without a contract owner vote. Proposal 3 was the election of a new member of the Board of Managers, Elizabeth Forget, who is affiliated with MetLife.

The contract owners approved all proposals.

The following table sets forth the number of contract owner units voted for, against and withheld as to each Proposal.

PROPOSAL 1

GIS Account         For                  11,291,066
                    Against                 954,275
                    Withhold              1,021,494


QB Account          For                   5,848,216
                    Against                 443,149
                    Withhold                364,747



MM Account          For                   8,113,310
                    Against                 864,258
                    Withhold              1,049,214

PROPOSAL 2


GIS Account         For                   9,938,444
                    Against               2,225,593
                    Withhold              1,102,798

QB Account          For                   5,244,318
                    Against                 966,597
                    Withhold                445,198

MM Account          For                   7,018,882
                    Against               2,086,801
                    Withhold                921,099

PROPOSAL 3

GIS Account         For                  12,213,351
                    Withhold              1,053,484

QB Account          For                   6,251,739
                    Withhold                404,374

MM Account          For                   8,792,126
                    Withhold              1,234,656

                       THE BOARD OF MANAGERS AND OFFICERS

The investments and administration of each of the Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB and TAS are elected annually by those Contract Owners participating in the Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

                              BOARD OF MANAGERS(1)

                              R. Jay Gerken, CFA(2)(3)
                                    CHAIRMAN

                            Frances M. Hawk, CFA, CFP

                      Lewis Mandell Robert E. McGill, III


                                    OFFICERS

                               R. Jay Gerken, CFA
                     CHIEF EXECUTIVE OFFICER AND PRESIDENT

                                Kathleen A. McGah
                             SECRETARY TO THE BOARD

                               David A. Golino(3)
                          PRINCIPAL ACCOUNTING OFFICER

                                William D. Wilcox
                 CHIEF ANTI-MONEY LAUNDERING COMPLIANCE OFFICER
                            CHIEF COMPLIANCE OFFICER

--------------------------------------------------------------------------------

(1) Mr. Knight Edwards is an Emeritus Manager. An Emeritus Manager is permitted to attend meetings, but has no voting power.

(2) Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

(3) Effective July 1, 2005, Elizabeth M. Forget replaced Mr. Gerkin as Chairman.

(4) Effective July 1, 2005, Alan C. Leland Jr. replaced Mr. Golino as Principal Accounting Officer.

    Each Manager and Officer serves until his or her respective successor has been duly elected and qualified.

--------------------------------------------------------------------------------

The Statement of Additional Information for Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contains additional information about the Trustees and Officers, and is available without charge, upon request, by calling 1-800-842-9406.

                               INVESTMENT ADVISER
              TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC
                              Hartford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES



                             INVESTMENT SUB-ADVISER
                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES



                                    CUSTODIAN
                               JPMORGAN CHASE BANK
                               New York, New York


This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities or The Travelers Money Market Account for Variable Annuities.

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors" units may be worth more or less than their original cost

Each Account files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may find these forms on the Securities and Exchange Commission's website at http://www.sec.gov. These forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (toll free) 1-800-SEC-0330. Contract owners can also call the Account at 1-800-842-9406 to obtain information on Form N-Q.

A description of the policies and procedures that the Accounts use to determine how to vote proxies and information on how the Accounts voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is currently available. You may obtain these materials upon request and without charge by calling the Accounts (toll-free) at 1-800-842-9406.

   The Semi-Annual Report to stockholders is filed herewith.

ITEM 2.     CODE OF ETHICS.

            Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS

            Please see the schedule of investments contained in the report to shareholders included under item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.

            Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers since the accounts last provided disclosure in response to this item.

ITEM 11.    CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                  (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

            (a)(2) Certifications  pursuant to section 302 of the Sarbanes-Oxley
                   Act of 2002 are attached hereto as Exhibit 99.CERT

            (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities

By:    /s/ Elizabeth M. Forget
       Elizabeth M. Forget
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities


Date   August 26, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Elizabeth M. Forget
       Elizabeth M. Forget
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities


Date   August 26, 2005

By:    /s/ Alan C. Leland Jr.
       Alan C. Leland Jr.
       Principal Accounting Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities


Date   August 26, 2005